Prepayments, Deposits and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deposits to software developer	$ 484	$ 675
Prepayments to suppliers	143	275
Prepayments to potential companies	6,460
Prepaid service fee	1,000
Other current assets	45	46
Total	$ 8,132	$ 996